Convertible Preferred Stock Warrant (Assumptions used to Estimate Fair Value of Outstanding Convertible Preferred Stock Warrant) (Detail)	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Convertible Preferred Stock	Mar. 31, 2012 Convertible Preferred Stock
Equity [Line Items]
Remaining contractual life (in years)	11 days	11 days
Risk-free interest rate	2.20%	2.20%
Expected volatility	41.00%	41.00%
Expected dividend rate	0.00%	0.00%